OMB Number: 3235-0675

Expires: June 30, 2017

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

RCG LV Debt IV Non-REIT Asset Holdings, LLC

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

   X    Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period

January 1, 2015 to December 31, 2015

Date of Report (Date of filing): February 16, 2016

Commission File Number of securitizer: 025-00642

Central Index Key Number of securitizer: 0001542346

Dean C. Ravosa, (212) 356-9249

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [X]

REPRESENTATION AND WARRANTY INFORMATION

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Pursuant to Rule 15Ga-1(c)(2), RCG LV Debt IV Non-REIT Asset Holdings, LLC, has indicated by check mark that there is no activity for the annual period.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

RCG LV DEBT IV NON-REIT ASSETS HOLDINGS, LLC
By: RCG Longview Debt Fund IV, L.P., its sole member
By: RCG Longview Debt Fund IV Partners, LLC, its general partner

Date: February 16, 2016	By:	/s/ Dean C. Ravosa
Name: Dean C. Ravosa
Title: Chief Operating Officer
(senior officer in charge of securitization of the securitizer)